Exhibit 99

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	13

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,075,458.12
Principal:
Principal Collections	$18,262,769.09
Prepayments in Full	$10,220,097.91
Liquidation Proceeds	$831,535.69
Recoveries	$26,978.69

Sub Total	$29,341,381.38

Collections	$32,416,839.50

Purchase Amounts:
Purchase Amounts Related to Principal	$187,799.34
Purchase Amounts Related to Interest	$1,526.59

Sub Total	$189,325.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$32,606,165.43

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	13

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,606,165.43
Servicing Fee	$656,291.04	$656,291.04	$0.00	$0.00	$31,949,874.39
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,949,874.39
Interest—Class A-2 Notes	$59,663.14	$59,663.14	$0.00	$0.00	$31,890,211.25
Interest—Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$31,619,177.08
Interest—Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$31,355,190.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,355,190.83
Interest—Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$31,288,868.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,288,868.16
Interest—Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$31,240,201.66
Third Priority Principal Payment	$4,873,356.57	$4,873,356.57	$0.00	$0.00	$26,366,845.09
Interest—Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$26,307,219.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,307,219.34
Regular Principal Payment	$22,290,000.00	$22,290,000.00	$0.00	$0.00	$4,017,219.34
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,017,219.34
Residual Released to Depositor	$0.00	$4,017,219.34	$0.00	$0.00	$0.00

Total		$32,606,165.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$4,873,356.57
Regular Principal Payment					$22,290,000.00

Total					$27,163,356.57

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$27,163,356.57	$98.13	$59,663.14	$0.22	$27,223,019.71	$98.35
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$27,163,356.57	$23.89	$769,298.48	$0.68	$27,932,655.05	$24.56

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$115,477,039.55	0.4171858	$88,313,682.98	0.3190523
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$720,787,039.55	0.6338763	$693,623,682.98	0.6099882

Pool Information
Weighted Average APR		4.534%		4.526%
Weighted Average Remaining Term		46.68		45.84
Number of Receivables Outstanding		40,799		39,970
Pool Balance		$787,549,252.22		$757,648,275.59
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$720,787,039.55		$693,623,682.98
Pool Factor		0.6460234		0.6214958

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$64,024,592.61
Targeted Overcollateralization Amount	$64,024,592.61
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$64,024,592.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A

Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	13

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		125	$398,774.60
(Recoveries)		40	$26,978.69

Net Losses for Current Collection Period			$371,795.91
Cumulative Net Losses Last Collection Period			$2,760,054.80

Cumulative Net Losses for all Collection Periods			$3,131,850.71

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.57%

Delinquent Receivables:
% of EOP Pool Balance		# of Receivables	Amount
31-60 Days Delinquent	1.35%	494	$10,242,274.07
61-90 Days Delinquent	0.12%	38	$885,388.93
91-120 Days Delinquent	0.08%	20	$568,643.01
Over 120 Days Delinquent	0.06%	21	$458,185.08

Total Delinquent Receivables	1.60%	573	$12,154,491.09

Repossession Inventory:

Repossessed in the Current Collection Period		52	$1,117,957.61
Total Repossessed Inventory		72	$1,636,817.36

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6904%
Preceding Collection Period			0.6940%
Current Collection Period			0.5775%
Three Month Average			0.6539%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2163%
Preceding Collection Period			0.2132%
Current Collection Period			0.1976%
Three Month Average			0.2091%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer